Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–159.02%(a)
Alabama–3.25%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 4,500	$ 5,206,950
Birmingham (City of), AL Airport Authority; Series 2010, RB (INS - AGM)(b)	5.25%	07/01/2030	3,600	3,613,248
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	630	632,217
Series 2016, RB	5.75%	06/01/2045	20	19,207
Birmingham (City of), AL Water Works Board; Series 2011, RB (c)(d)(e)	5.00%	01/01/2036	8,575	8,816,215
Chatom (Town of), AL Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. RB (INS - AGC)(b)	5.00%	08/01/2037	2,000	2,012,560
Lower Alabama Gas District (The); Series 2016 A, RB (e)	5.00%	09/01/2046	2,400	3,157,680
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (f)	5.25%	05/01/2044	860	880,244
				24,338,321
Alaska–0.53%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (e)	5.50%	10/01/2041	3,825	3,949,580
Arizona–4.61%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS - AGM)(b)	5.00%	03/01/2041	2,065	2,103,037
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. RB	5.00%	02/01/2042	4,450	4,610,734
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,905	2,069,592
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2036	1,650	1,651,122
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB (f)	5.00%	07/01/2037	680	680,218
City of Phoenix Civic Improvement Corp.; Series 2020 A, RB	5.00%	07/01/2044	2,005	2,625,147
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2031	1,220	1,142,994
Series 2017, Ref. RB	5.00%	11/15/2045	880	714,894
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	746,074
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB (f)	5.00%	07/01/2054	550	544,643
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	1,165	1,167,866
Mesa (City of), AZ; Series 2013, RB (c)(d)(e)	5.00%	07/01/2032	7,600	8,353,692
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (f)	6.50%	07/01/2034	435	477,956
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	2,665	2,755,450
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB (f)	5.00%	06/15/2052	360	321,635
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (f)	5.25%	07/01/2048	1,175	1,104,441
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center);
Series 2014 A, RB	5.00%	08/01/2032	1,050	1,163,820
Series 2014 A, RB	5.25%	08/01/2032	2,000	2,236,560
				34,469,875
California–21.36%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(b)(g)	0.00%	08/01/2035	3,010	2,126,023
Series 2009 B, GO Bonds (INS - AGC)(b)(g)	0.00%	08/01/2036	2,675	1,823,628
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB (e)	5.00%	04/01/2056	2,325	2,723,575
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds (g)	0.00%	08/01/2026	2,720	2,570,019
Series 2009, GO Bonds (g)	0.00%	08/01/2031	5,270	4,438,025
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (g)	0.00%	06/01/2055	$10,335	$ 657,203
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	4,135	4,488,708
Series 2013, GO Bonds	5.00%	04/01/2037	1,800	1,990,602
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (f)	5.00%	04/01/2049	835	868,801
California (State of) Housing Finance Agency; Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	502	512,881
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2035	1,245	1,376,659
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB (h)	5.00%	12/31/2037	2,000	2,202,320
California (State of) Pollution Control Finance Authority;
Series 2012, RB (f)(h)	5.00%	07/01/2027	1,190	1,245,978
Series 2012, RB (f)(h)	5.00%	07/01/2030	1,400	1,459,780
Series 2012, RB (f)(h)	5.00%	07/01/2037	3,075	3,168,572
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB (c)(d)	5.00%	11/01/2020	3,000	3,060,300
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	755	776,412
Series 2016 A, RB (f)	5.00%	12/01/2041	1,275	1,309,068
Series 2016 A, RB (f)	5.25%	12/01/2056	995	1,011,079
California Infrastructure & Economic Development Bank;
Series 2003 A, RB (c)(d)	5.00%	01/01/2028	4,500	5,881,950
Series 2003 A, RB (c)(d)(e)	5.00%	07/01/2033	6,700	8,731,373
Series 2003 A, RB (c)(d)(e)	5.00%	01/01/2028	3,300	4,300,527
California State University; Series 2018 A, Ref. RB	5.00%	11/01/2048	2,080	2,586,563
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(b)(g)	0.00%	08/01/2029	1,360	1,181,133
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds (g)	0.00%	08/01/2043	2,120	1,153,534
Series 2009, GO Bonds (g)	0.00%	08/01/2044	1,090	573,177
Series 2009, GO Bonds (g)	0.00%	08/01/2045	6,270	3,185,599
Series 2009, GO Bonds (g)	0.00%	08/01/2048	4,610	2,144,802
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds (g)	0.00%	08/01/2031	4,155	3,479,688
Series 2009 A, GO Bonds (g)	0.00%	08/01/2032	3,165	2,564,536
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	3,200	3,550,080
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	1,595	1,596,292
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2010 B, RB	5.00%	05/15/2040	2,000	2,025,000
Los Angeles (City of), CA Department of Water & Power; Series 2012 A, RB (e)	5.00%	07/01/2043	6,240	6,744,816
Los Angeles Department of Water; Series 2012 B, RB (e)	5.00%	07/01/2043	9,805	10,598,225
Menifee Union School District (Election of 2008);
Series 2009 C, GO Bonds (INS - AGC)(b)(g)	0.00%	08/01/2034	1,665	1,253,712
Series 2009 C, GO Bonds (INS - AGC)(b)(g)	0.00%	08/01/2035	300	218,679
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(b)(g)	0.00%	08/01/2029	3,350	2,922,640
M-S-R Energy Authority;
Series 2009 B, RB	6.13%	11/01/2029	995	1,244,287
Series 2009 B, RB	7.00%	11/01/2034	585	858,137
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds (i)	6.25%	08/01/2043	1,985	2,107,633
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds (g)	0.00%	08/01/2028	2,400	2,161,152
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(b)(g)	0.00%	08/01/2034	3,825	2,808,391
Series 2009 B, GO Bonds (INS - AGM)(b)(g)	0.00%	08/01/2035	4,120	2,914,406
Series 2009 B, GO Bonds (INS - AGM)(b)(g)	0.00%	08/01/2036	300	205,173
Series 2009 B, GO Bonds (INS - AGM)(b)(g)	0.00%	08/01/2037	1,785	1,181,134
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds (g)	0.00%	08/01/2028	7,840	7,048,317
Series 2009 A, GO Bonds (g)	0.00%	08/01/2031	8,475	7,027,216
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Regents of the University of California; Series 2013 AI, RB (e)	5.00%	05/15/2033	$ 6,000	$ 6,712,920
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,180	2,217,845
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2019 A, Ref. RB (h)	5.00%	05/01/2036	1,165	1,389,064
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(b)(g)	0.00%	09/01/2030	1,600	1,408,064
San Juan Unified School District (Election of 2002); Series 2010, GO Bonds (c)(d)	5.00%	08/01/2020	1,525	1,536,498
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	570	618,456
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (g)	0.00%	06/01/2041	3,445	1,062,783
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB	5.00%	09/01/2031	2,450	2,819,092
University of California; Series 2018 AZ, Ref. RB (e)	4.00%	05/15/2048	2,385	2,731,851
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds (g)	0.00%	08/01/2033	11,350	8,840,515
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(b)(g)	0.00%	08/01/2022	525	519,435
				159,914,328
Colorado–3.45%
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,155	1,336,785
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,705,602
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB (c)(d)	5.00%	06/01/2027	580	752,770
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (e)	5.50%	01/01/2035	8,100	9,116,712
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, RB	6.00%	01/15/2041	3,000	3,006,180
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	490,755
Colorado Health Facilities Authority; Series 2020-XX1130, Ctfs. (e)(j)	5.00%	08/01/2044	1,260	1,411,452
Denver (City & County of), CO; Series 2018 A, Ref. RB (e)(h)	5.25%	12/01/2048	5,740	6,749,035
Mirabelle Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2049	645	575,837
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	700	667,254
				25,812,382
District of Columbia–3.10%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(b)	5.00%	02/01/2031	550	551,089
Series 2014 C, GO Bonds (e)	5.00%	06/01/2035	6,060	7,018,328
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	1,000	902,980
District of Columbia Water & Sewer Authority; Series 2013 A, RB (c)(d)(e)	5.00%	10/01/2023	6,000	6,940,320
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	5,905	6,063,608
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,699,723
				23,176,048
Florida–10.05%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	500	522,215
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	687,790
Broward (County of), FL;
Series 2015 A, RB (h)	5.00%	10/01/2045	1,280	1,412,889
Series 2017, RB (e)(h)(j)	5.00%	10/01/2047	3,615	4,094,711
Series 2019 B, RB (h)	4.00%	09/01/2044	840	887,208
Cape Coral (City of), FL;
Series 2011 A, Ref. RB (c)(d)	5.00%	10/01/2021	1,500	1,596,660
Series 2011, Ref. RB (c)(d)	5.00%	10/01/2021	4,130	4,387,547
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB (f)	6.00%	07/01/2045	250	198,920
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB (f)	5.00%	07/01/2046	1,250	1,090,637
Central Florida Expressway Authority; Series 2020-XX1136, Ctfs. (e)(j)	5.00%	07/01/2049	2,390	2,825,673
Citizens Property Insurance Corp.; Series 2012 A-1, RB	5.00%	06/01/2021	4,890	5,104,622
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $2,198,211) (f)(k)	7.75%	05/15/2035	2,250	1,687,500
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB	6.00%	04/01/2042	1,250	1,356,050
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	$ 2,980	$ 3,309,707
Greater Orlando Aviation Authority; Series 2019 A, RB (h)	4.00%	10/01/2044	1,000	1,082,380
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (h)	5.00%	10/01/2048	2,055	2,309,430
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB (c)(d)	5.13%	11/15/2021	4,000	4,282,600
Series 2012, RB (c)(d)	5.50%	11/15/2021	1,100	1,183,688
Miami Beach (City of), FL Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	820	872,923
Miami-Dade (County of), FL;
Series 2010, Ref. RB (c)(d)	5.00%	10/01/2020	4,500	4,572,405
Series 2012 A, Ref. RB (c)(d)(h)	5.00%	10/01/2022	2,000	2,207,280
Series 2012 B, Ref. RB	5.00%	10/01/2032	1,000	1,104,540
Series 2012 B, Ref. RB	5.00%	10/01/2035	1,575	1,735,776
Series 2016 A, Ref. RB	5.00%	10/01/2041	1,195	1,356,002
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (e)	5.00%	04/01/2053	3,820	4,291,694
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2035	3,415	3,424,016
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(d)(h)(l)	0.94%	11/01/2021	580	580,609
Orange (County of), FL; Series 2012 B, Ref. RB (c)(d)(e)	5.00%	01/01/2031	7,500	8,071,500
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB (h)	5.00%	10/01/2047	975	1,115,429
Osceola (County of), FL;
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2052	455	119,437
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2053	450	112,972
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2054	390	93,616
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2043	2,030	2,115,930
Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB (e)	5.00%	10/01/2031	2,790	2,961,250
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	825	999,570
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,335	1,437,435
				75,192,611
Georgia–1.40%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2037	3,110	3,308,107
Brookhaven Development Authority;
Series 2020, RB (e)(j)	4.00%	07/01/2044	1,180	1,324,420
Series 2020, RB (e)(j)	4.00%	07/01/2049	1,670	1,859,345
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	510	548,729
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.25%	10/01/2027	2,170	2,232,605
Series 2012 A, RB	5.00%	10/01/2032	1,220	1,244,144
				10,517,350
Hawaii–1.17%
Hawaii (State of);
Series 2015 A, RB (h)	5.00%	07/01/2045	1,575	1,755,999
Series 2018 A, RB (h)	5.00%	07/01/2043	1,605	1,862,298
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB	5.50%	07/01/2043	3,000	3,240,930
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, COP (h)	5.00%	08/01/2028	1,775	1,925,644
				8,784,871
Idaho–0.21%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	730	650,080
Series 2017 A, Ref. RB	5.25%	11/15/2037	1,020	896,753
				1,546,833
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–15.47%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	$ 630	$ 646,424
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	395	403,425
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	315	320,824
Series 2008, Ref. RB (INS - AGM)(b)	5.00%	11/01/2027	280	280,759
Series 2012 A, GO Bonds	5.00%	01/01/2033	1,660	1,660,498
Series 2014, RB	5.00%	11/01/2044	765	808,100
Series 2014, Ref. RB (INS - AGM)(b)	5.00%	01/01/2030	1,000	1,111,140
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,145	3,257,119
Series 2017 A, RB	5.00%	01/01/2047	2,500	2,853,725
Series 2019 A, GO Bonds	5.50%	01/01/2035	1,050	1,105,472
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB (h)	5.50%	01/01/2031	2,280	2,458,820
Series 2013 B, Ref. RB	5.00%	01/01/2025	1,550	1,680,681
Series 2014 A, Ref. RB (h)	5.00%	01/01/2041	1,100	1,169,993
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB (h)	5.00%	01/01/2046	790	855,989
Series 2015 D, RB	5.00%	01/01/2046	555	608,075
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,595	1,785,252
Series 2017 D, RB	5.25%	01/01/2042	1,265	1,444,402
Series 2017 D, RB (e)(h)	5.00%	01/01/2052	5,000	5,489,250
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	1,910	1,806,860
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2029	1,000	1,175,730
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	625	725,263
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	995	1,017,009
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	500	511,855
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,650	1,886,478
Chicago (City of), IL Transit Authority;
Series 2011, RB (e)(j)	5.25%	12/01/2036	7,490	7,804,730
Series 2014, RB	5.00%	12/01/2044	3,270	3,514,040
Cook (County of), IL Forest Preserve District;
Series 2012 B, Ref. GO Bonds (e)	5.00%	12/15/2032	2,460	2,630,724
Series 2012 B, Ref. GO Bonds (e)	5.00%	12/15/2037	2,460	2,616,407
Illinois (State of);
Series 2012, Ref. GO Bonds	5.00%	08/01/2021	1,035	1,046,478
Series 2013, GO Bonds (INS - AGM)(b)	5.25%	07/01/2029	1,880	2,006,994
Series 2014, GO Bonds	5.25%	02/01/2033	1,100	1,118,227
Series 2014, GO Bonds	5.00%	05/01/2035	285	286,496
Series 2014, GO Bonds	5.00%	05/01/2036	1,000	1,003,480
Series 2016, GO Bonds	5.00%	11/01/2036	715	718,861
Series 2016, GO Bonds	5.00%	01/01/2041	1,750	1,750,770
Series 2017 D, GO Bonds	5.00%	11/01/2024	115	117,275
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,840	1,875,291
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,135	1,149,755
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	830	840,500
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	580	589,651
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,092,666
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,250	1,394,850
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB (h)	8.00%	06/01/2032	360	359,953
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2035	3,045	2,866,867
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,205	2,459,016
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB (c)(d)	6.75%	08/15/2023	1,430	1,698,497
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,940	2,134,795
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (e)	5.25%	10/01/2052	3,720	4,087,201
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(b)(g)	0.00%	12/15/2029	2,500	1,831,800
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick PL); Series 2002 A, RB (INS - NATL)(b)(g)	0.00%	12/15/2029	$ 3,520	$ 2,479,629
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(b)	5.25%	06/15/2031	1,060	1,157,520
Series 2014, Ref. RB (INS - AGM)(b)	5.25%	06/15/2032	965	1,044,198
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (e)	5.00%	01/01/2038	12,300	13,275,390
Railsplitter Tobacco Settlement Authority; Series 2010, RB (c)(d)	5.50%	06/01/2021	4,090	4,305,829
Regional Transportation Authority;
Series 1999, Ref. RB (INS - AGM)(b)	5.75%	06/01/2021	4,000	4,184,360
Series 2018 B, RB	5.00%	06/01/2040	2,285	2,729,638
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB (e)	5.00%	01/01/2048	4,150	4,533,585
				115,768,616
Indiana–2.61%
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB (h)	5.00%	07/01/2035	500	526,790
Series 2013 A, RB (h)	5.00%	07/01/2048	510	531,231
Series 2013, RB (h)	5.00%	07/01/2040	3,365	3,525,140
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, RB	5.00%	06/01/2039	3,325	3,342,889
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB (e)	5.00%	02/01/2030	9,000	9,999,540
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (h)	6.75%	01/01/2034	1,500	1,594,380
				19,519,970
Iowa–1.35%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,300	1,314,456
Series 2013, RB (f)	5.88%	12/01/2027	1,025	1,059,091
Series 2013, Ref. RB (d)	5.25%	12/01/2037	1,190	1,196,593
Series 2019, Ref. RB	3.13%	12/01/2022	485	480,344
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	895	863,442
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, RB (i)	5.60%	06/01/2034	280	283,696
Series 2005 C, RB	5.50%	06/01/2042	1,945	1,970,674
Series 2005 C, RB	5.63%	06/01/2046	1,055	1,068,926
Series 2005 E, RB (g)	0.00%	06/01/2046	12,020	1,831,367
				10,068,589
Kansas–0.32%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,546,380
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	821,260
				2,367,640
Kentucky–2.71%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(d)(l)	1.54%	02/01/2025	700	682,766
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	2,770	2,865,288
Series 2015 A, RB	5.00%	01/01/2045	390	399,387
Kentucky (State of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	955	991,099
Kentucky (State of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	5.00%	09/01/2037	1,000	1,167,870
Kentucky (State of) Public Energy Authority; Series 2019 C, RB (d)	4.00%	02/01/2028	1,480	1,645,908
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049	1,000	1,034,380
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, RB (c)(d)	5.00%	07/01/2022	3,140	3,427,279
Kentucky Bond Development Corp; Series 2020, RB (INS - BAM)(b)(e)(j)	5.00%	09/01/2044	3,860	4,792,074
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	3,000	3,301,530
				20,307,581
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–1.91%
Jefferson Sales Tax District; Series 2019 B, RB (INS - AGM)(b)	4.00%	12/01/2039	$ 1,000	$ 1,161,210
Lafayette (City of), LA Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (c)(d)	5.50%	10/01/2020	4,500	4,579,065
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB (f)	3.90%	11/01/2044	1,000	828,170
Regional Transit Authority; Series 2010, RB (INS - AGM)(b)	5.00%	12/01/2030	1,000	1,020,400
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.25%	11/15/2037	1,850	1,829,132
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030	590	590,832
Series 2013 A, Ref. RB	5.25%	05/15/2031	745	763,521
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,410	1,476,284
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,190	1,245,014
Series 2013 A, Ref. RB	5.25%	05/15/2035	750	798,817
				14,292,445
Maryland–1.23%
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB (f)	4.50%	02/15/2047	1,500	1,387,935
Maryland (State of) Health & Higher Educational Facilities Authority (Lifebridge Health); Series 2015, Ref. RB	5.00%	07/01/2040	4,250	4,763,910
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	720	813,254
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,465	1,585,013
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	690	680,733
				9,230,845
Massachusetts–1.36%
Massachusetts (Commonwealth of) Transportation Fund Revenue; Series 2016 B, RB	4.00%	06/01/2046	2,520	2,797,628
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	3,125	3,305,438
Massachusetts (State of) Port Authority; Series 2019 A, Ref. RB (h)	5.00%	07/01/2037	1,000	1,198,640
Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(b)	5.25%	08/01/2031	2,000	2,876,160
				10,177,866
Michigan–3.58%
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	250	257,570
Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (INS - AGM)(b)(e)(j)	5.00%	07/01/2036	2,000	2,279,800
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	1,390	1,172,951
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (e)	5.00%	04/15/2041	2,715	3,266,552
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,745	1,943,668
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB	5.00%	05/15/2036	1,680	1,911,537
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2038	750	937,125
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. RB	5.00%	07/01/2044	1,095	1,144,965
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	550	616,495
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	550	624,371
Series 2015, Ref. RB	5.00%	07/01/2035	1,190	1,406,925
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB	5.00%	06/01/2039	2,005	2,204,598
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB (e)	5.00%	12/01/2046	3,655	4,194,661
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB (f)	5.00%	07/01/2026	715	691,684
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB (h)	5.00%	12/31/2032	750	829,815
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	3,285	3,285,066
				26,767,783
Minnesota–0.25%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	400,206
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,235	1,438,330
				1,838,536
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–1.40%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2024	$ 825	$ 878,163
Series 2011 A, Ref. RB	5.50%	09/01/2025	1,445	1,537,552
Series 2011 A, Ref. RB	5.50%	09/01/2027	980	1,042,769
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(b)(h)	5.00%	03/01/2049	1,005	1,166,554
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	475	422,113
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	340	324,782
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	5.00%	09/01/2042	2,000	1,824,560
Series 2013 A, RB	5.50%	09/01/2033	1,375	1,389,919
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,070	1,928,991
				10,515,403
Montana–0.28%
Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, RB (c)(d)	5.75%	01/01/2021	2,000	2,063,780
Nebraska–1.33%
Central Plains Energy Project (No. 3);
Series 2012, RB (m)	5.00%	09/01/2032	4,690	5,041,562
Series 2017 A, Ref. RB	5.00%	09/01/2042	920	1,203,204
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,080,510
Lincoln (County of), NE Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB (c)(d)	5.00%	11/01/2021	2,500	2,663,800
				9,989,076
New Hampshire–0.33%
New Hampshire (State of) Health and Education Facilities Authority Act; Series 2020 A, RB	5.00%	08/01/2059	1,800	2,477,106
New Jersey–5.27%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(b)	5.75%	11/01/2028	920	1,137,414
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(b)(e)(j)	5.50%	09/01/2022	3,720	3,884,722
Series 2005, Ref. RB (INS - AMBAC)(b)	5.50%	09/01/2024	3,390	3,651,979
Series 2017 DDD, RB	5.00%	06/15/2032	1,030	1,090,080
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB (h)	5.13%	09/15/2023	880	877,906
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB (h)	5.00%	10/01/2037	945	1,005,093
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (c)(d)	5.88%	06/01/2020	1,975	1,975,000
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB (h)	5.38%	01/01/2043	2,000	2,169,280
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB (h)	5.00%	12/01/2024	1,100	1,252,702
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(b)(g)	0.00%	12/15/2026	14,305	12,388,845
Series 2018 A, Ref. RB	5.00%	12/15/2024	1,000	1,060,220
Series 2018 A, Ref. RB	5.00%	12/15/2035	880	922,214
Series 2018 A, Ref. RN (e)(j)	5.00%	06/15/2029	1,575	1,703,977
Series 2018 A, Ref. RN (e)(j)	5.00%	06/15/2030	535	575,831
Series 2018 A, Ref. RN	5.00%	06/15/2031	995	1,065,943
Subseries 2016 A-1, RN	5.00%	06/15/2028	960	1,043,769
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,480	2,724,826
Series 2018 A, Ref. RB	5.25%	06/01/2046	835	933,079
				39,462,880
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–19.39%
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB (f)(h)	5.00%	01/01/2035	$ 1,600	$ 1,647,600
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,500	2,500,125
Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(b)(e)	4.00%	02/15/2047	1,500	1,638,615
Long Island (City of), NY Power Authority;
Series 2011 A, RB (c)(d)	5.00%	05/01/2021	4,955	5,170,642
Series 2014 A, Ref. RB	5.00%	09/01/2044	2,870	3,272,690
Metropolitan Transportation Authority;
Series 2010 D, RB (c)(d)	5.00%	11/15/2020	3,000	3,066,390
Series 2012 A, Ref. RB (e)	14.86%	11/15/2027	10,000	10,697,800
Series 2017 C1, RB	5.00%	11/15/2023	605	632,074
Series 2020 A-2, RB	4.00%	02/01/2022	1,175	1,178,889
Series 2020 C-1, RB	5.25%	11/15/2055	1,340	1,476,385
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB (e)(h)	5.00%	09/15/2028	3,255	3,966,901
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, RB	5.50%	12/01/2031	670	673,846
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	1,465	1,617,726
Subseries 2012 E-1, RB (e)	5.00%	02/01/2037	6,845	7,245,090
Subseries 2013, RB (e)	5.00%	11/01/2038	4,500	5,042,070
New York (City of), NY Water & Sewer System; Series 2019 EE-2, Ref. RB (e)	4.00%	06/15/2040	2,790	3,273,926
New York (Counties of), NY Tobacco Trust V; Series 2005 S-2, RB (g)	0.00%	06/01/2050	10,140	1,586,910
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	3,135	3,364,764
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2028	2,900	3,868,194
Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2029	2,455	3,351,861
New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB (c)(d)	5.00%	02/15/2023	1,000	1,129,320
Series 2014 C, RB (e)	5.00%	03/15/2040	4,840	5,456,810
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS - BHAC)(b)	5.50%	07/01/2031	1,040	1,384,791
New York (State of) Thruway Authority; Series 2011 A-1, RB (e)	5.00%	04/01/2029	4,545	4,710,393
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB (e)	5.00%	12/15/2031	10,000	11,463,600
New York City Transitional Finance Authority Future Tax Secured Revenue; Series 2020-XF2864, Ctfs. (e)	4.00%	11/01/2045	3,355	3,819,399
New York City Water & Sewer System; Series 2012 FF, RB (e)	5.00%	06/15/2045	10,545	11,343,046
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (f)	5.00%	11/15/2044	6,935	6,876,815
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. RB (e)	5.00%	09/15/2040	4,900	5,213,061
New York Power Authority; Series 2020-XF0956, Ctfs. (e)	4.00%	11/15/2050	3,690	4,305,861
New York State Thruway Authority;
Series 2020-XM0830, Ctfs. (e)	4.00%	01/01/2050	4,790	5,133,060
Series 2020-XX1127, Ctfs. (INS - AGM)(b)(e)(j)	4.00%	01/01/2050	2,625	2,846,970
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB (h)	5.00%	08/01/2026	1,580	1,525,522
Series 2016, Ref. RB (h)	5.00%	08/01/2031	670	646,068
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (h)	5.00%	01/01/2031	235	236,471
Series 2018, RB (h)	5.00%	01/01/2033	2,075	2,087,989
Series 2018, RB (h)	5.00%	01/01/2034	1,000	1,006,260
Series 2018, RB (h)	4.00%	01/01/2036	1,495	1,463,007
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (h)	5.00%	07/01/2046	3,055	3,191,161
Series 2016 A, RB (h)	5.25%	01/01/2050	1,660	1,746,369
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,512,330
Triborough Bridge and Tunnel Authority; Series 1992 Y, RB (c)	6.13%	01/01/2021	315	325,918
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,575	2,427,195
				145,123,914
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–3.62%
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2017 A, RB (e)	5.00%	07/01/2047	$ 4,000	$ 4,637,480
Series 2017 A, RB (e)	5.00%	07/01/2042	1,915	2,234,173
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB (h)	5.00%	06/30/2054	1,135	1,158,404
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, RB (c)(d)(e)	5.00%	06/01/2042	4,890	5,350,394
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2012 A, Ref. RB (c)(d)	5.00%	06/01/2022	2,250	2,464,222
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB (c)(d)(e)	5.00%	10/01/2055	9,050	11,259,648
				27,104,321
North Dakota–0.56%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,140	2,236,236
Series 2017 C, RB	5.00%	06/01/2048	1,900	1,978,413
				4,214,649
Ohio–7.42%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	790	856,771
Allen (County of), OH (Catholic Health Partners); Series 2012 A, Ref. RB	5.00%	05/01/2042	3,300	3,470,346
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2039	1,230	1,381,782
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	500	581,260
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	475	530,561
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,190	3,376,041
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	11,035	11,152,743
Series 2020 B-3, Ref. RB (g)	0.00%	06/01/2057	3,610	466,990
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	3,000	3,495,450
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,000	1,025,520
Cleveland (City of), OH;
Series 2008 B-2, RB (INS - NATL)(b)(g)	0.00%	11/15/2026	3,545	3,251,084
Series 2008 B-2, RB (INS - NATL)(b)(g)	0.00%	11/15/2028	3,845	3,366,105
Series 2008 B-2, RB (INS - NATL)(b)(g)	0.00%	11/15/2038	2,800	1,714,860
Columbus-Franklin (County of), OH Finance Authority (Easton); Series 2020, RB (f)	5.00%	06/01/2028	840	842,142
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	2,555	2,717,217
Series 2017, Ref. RB	5.50%	02/15/2052	1,590	1,701,634
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.25%	07/01/2033	2,000	2,000,480
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	1,025	1,124,886
Hamilton (County of), OH (Christ Hospital); Series 2012, RB (c)(d)	5.50%	06/01/2022	3,000	3,312,300
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	1,395	1,294,365
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,655	1,703,856
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (f)	6.00%	04/01/2038	1,490	883,838
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(b)(h)	5.00%	12/31/2039	750	854,145
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB (f)(h)	4.25%	01/15/2038	575	579,203
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, RB	5.75%	11/15/2035	1,675	1,680,645
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	1,675	2,172,190
				55,536,414
Oklahoma–0.74%
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2022	1,000	1,066,150
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	2,150	2,347,499
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB (k)	5.00%	08/01/2052	1,825	730,000
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,245	1,413,100
				5,556,749
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–0.78%
Forest Grove (City of), OR (Pacific University); Series 2014 A, Ref. RB	5.00%	05/01/2040	$ 1,570	$ 1,624,448
University of Oregon; Series 2020, RB (e)(j)	5.00%	04/01/2050	3,360	4,223,755
				5,848,203
Pennsylvania–2.06%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,120,470
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network); Series 2018 A, Ref. RB	4.00%	04/01/2044	835	864,041
Pennsylvania (State of) Turnpike Commission;
Series 2018 A-2, RB	5.00%	12/01/2048	1,180	1,398,524
Series 2018 B, RB	5.25%	12/01/2048	1,160	1,386,084
Subseries 2014 A-2, RB (i)	5.13%	12/01/2039	1,500	1,536,720
Subseries 2017 B-1, RB	5.25%	06/01/2047	1,250	1,436,025
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,035	1,232,582
Series 2017 B, Ref. RB (h)	5.00%	07/01/2042	4,920	5,545,480
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	795	875,096
				15,395,022
Puerto Rico–3.57%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,420	3,437,784
Series 2002, RB	5.63%	05/15/2043	1,825	1,832,665
Series 2005 A, RB (g)	0.00%	05/15/2050	5,570	819,904
Series 2005 B, RB (g)	0.00%	05/15/2055	2,530	202,602
Series 2008 A, RB (g)	0.00%	05/15/2057	14,910	816,322
Puerto Rico (Commonwealth of);
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(b)	6.00%	07/01/2027	400	404,004
Series 2004 A, GO Bonds (INS - NATL)(b)	5.25%	07/01/2021	485	487,134
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB	6.00%	07/01/2044	1,500	1,522,500
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (INS - NATL)(b)	4.75%	07/01/2033	575	545,198
Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2029	1,900	1,905,909
Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2033	725	715,930
Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2035	640	630,310
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2004 J, RB (INS - NATL)(b)	5.00%	07/01/2029	370	364,543
Series 2007 N, Ref. RB (INS - AGM)(b)	5.50%	07/01/2029	600	653,418
Series 2007 N, Ref. RB (INS - NATL)(b)	5.25%	07/01/2032	760	752,484
Series 2007 N, Ref. RB (INS - AGC)(b)	5.25%	07/01/2034	1,195	1,274,193
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS - NATL)(b)	6.00%	07/01/2024	2,000	2,020,020
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (g)	0.00%	07/01/2029	1,405	1,018,049
Series 2018 A-1, RB (g)	0.00%	07/01/2033	2,116	1,270,531
Series 2018 A-1, RB (g)	0.00%	07/01/2051	4,200	796,740
Series 2018 A-1, RB	4.75%	07/01/2053	1,359	1,325,732
Series 2018 A-1, RB	5.00%	07/01/2058	3,131	3,141,207
Series 2019 A-2, RB	4.33%	07/01/2040	820	789,250
				26,726,429
Rhode Island–0.10%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	700	765,541
South Carolina–3.18%
Piedmont Municipal Power Agency; Series 2011 C, Ref. RB (INS - AGC)(b)	5.75%	01/01/2034	7,410	7,740,041
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (c)(d)	5.25%	08/01/2023	4,450	5,140,017
South Carolina (State of) Ports Authority; Series 2015, RB (c)(d)(h)	5.25%	07/01/2025	4,500	5,565,870
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046	$ 1,175	$ 1,258,237
South Carolina (State of) Public Service Authority (Santee Cooper Revenue Obligations); Series 2013 E, RB	5.50%	12/01/2053	3,830	4,128,395
				23,832,560
South Dakota–0.56%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	2,500	2,722,100
Series 2015, Ref. RB	5.00%	11/01/2045	1,345	1,488,242
				4,210,342
Tennessee–0.85%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,715	1,926,682
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2012, RB	5.00%	08/15/2042	1,000	1,047,140
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, RB (c)(d)	5.25%	11/01/2021	2,475	2,651,369
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB (h)	5.00%	07/01/2049	655	770,673
				6,395,864
Texas–16.21%
Alamo Community College District; Series 2012, Ref. GO Bonds (e)	5.00%	08/15/2034	4,895	5,376,276
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	1,490	1,624,502
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,660	1,785,446
Harris (County of), TX Metropolitan Transit Authority; Series 2011 A, RB (c)(d)(e)	5.00%	11/01/2021	6,305	6,736,703
Houston (City of), TX; Series 2018, RB (h)	5.00%	07/15/2028	500	499,970
Houston (City of), TX Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (h)	5.00%	07/15/2020	790	787,986
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGM)(b)(g)	0.00%	09/01/2026	3,975	3,543,275
Series 2001 B, RB (INS - AGM)(b)(g)	0.00%	09/01/2027	5,015	4,346,601
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2012 A, RB	5.00%	02/15/2042	2,700	2,786,913
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	1,230	1,254,821
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, RB	5.25%	11/01/2040	500	500,270
Lower Colorado River Authority; Series 2019, Ref. RB	5.00%	05/15/2039	1,000	1,215,310
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB (f)(h)	4.63%	10/01/2031	2,100	2,119,971
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2026	1,550	1,492,092
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	4.75%	07/01/2052	750	558,030
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, RB (INS - AGM)(b)	5.00%	04/01/2046	1,985	2,135,245
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB	6.50%	01/01/2043	1,000	1,037,070
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(b)(g)	0.00%	01/01/2028	16,400	14,762,788
Series 2008 D, Ref. RB (INS - AGC)(b)(g)	0.00%	01/01/2029	2,725	2,391,133
Series 2008 D, Ref. RB (INS - AGC)(b)(g)	0.00%	01/01/2031	3,550	2,949,091
San Antonio (City of), TX; Series 2013, RB	5.00%	02/01/2038	2,405	2,652,931
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(b)	5.00%	10/01/2032	2,265	2,272,407
Series 2011, RB (INS - AGM)(b)	5.00%	10/01/2037	2,475	2,483,464
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB (e)	5.00%	02/15/2047	3,415	3,961,366
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,645	1,561,977
Series 2016, Ref. RB	5.00%	05/15/2045	1,030	929,534
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017A, RB	6.38%	02/15/2048	1,785	1,549,969
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,000	4,689,000
Temple (City of), TX; Series 2018 A, RB (f)	5.00%	08/01/2028	705	791,017
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	$ 1,585	$ 1,903,585
Series 2019, RB (g)	0.00%	08/01/2037	1,250	599,163
Series 2019, RB (g)	0.00%	08/01/2039	1,400	601,678
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB (c)(d)	5.00%	08/15/2022	1,000	1,106,150
Series 2015 B, Ref. RB (g)	0.00%	08/15/2036	3,075	1,593,280
Series 2015 B, Ref. RB (g)	0.00%	08/15/2037	705	348,545
Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,367,350
Series 2015 C, Ref. RB	5.00%	08/15/2042	3,975	4,180,547
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(b)(g)	0.00%	08/15/2027	6,800	6,027,588
Series 2002, RB (c)(g)	0.00%	08/15/2027	200	188,552
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,560	5,241,902
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2028	3,025	3,202,356
Series 2012, RB	5.00%	12/15/2029	3,000	3,170,430
Series 2012, RB	5.00%	12/15/2031	1,200	1,263,456
Series 2012, RB	5.00%	12/15/2032	1,125	1,180,384
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB (h)	5.00%	12/31/2055	1,070	1,080,850
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, RB	7.00%	06/30/2040	875	879,393
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB (h)	7.00%	12/31/2038	1,250	1,419,300
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB (h)	5.00%	06/30/2058	2,390	2,631,533
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	545	546,531
				121,327,731
Utah–1.13%
Salt Lake (City of), UT;
Series 2017 A, RB (e)(h)	5.00%	07/01/2047	2,540	2,848,534
Series 2018 A, RB (h)	5.00%	07/01/2048	1,275	1,447,546
Series 2018 A, RB (h)	5.25%	07/01/2048	1,710	1,971,767
Utah (County of), UT; Series 2016 B, RB (e)	4.00%	05/15/2047	2,025	2,176,126
				8,443,973
Virgin Islands–0.19%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, RB	5.00%	10/01/2029	1,485	1,386,738
Virginia–3.02%
Richmond (City of), VA Metropolitan Authority; Series 2002, Ref. RB (INS - NATL)(b)	5.25%	07/15/2022	1,895	1,987,495
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group);
Series 2010, Ref. RB	5.00%	07/01/2033	2,500	2,509,700
Series 2020, Ref. RB	5.00%	07/01/2047	1,255	1,926,011
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB	5.00%	09/01/2050	330	277,348
Roanoke (City of), VA Industrial Development Authority (Carilion Clinic Obligated Group); Series 2005, RB (c)(d)	5.00%	07/01/2020	35	35,133
Roanoke (City of), VA Industrial Development Authority (Carilion Health System); Series 2005 B, RB (INS - AGM)(b)	5.00%	07/01/2038	2,365	2,374,082
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB (h)	6.00%	01/01/2037	700	731,829
Series 2012, RB (h)	5.50%	01/01/2042	3,355	3,458,300
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, RB (h)	5.00%	07/01/2034	3,645	3,720,925
Series 2012, RB (h)	5.00%	01/01/2040	1,810	1,846,019
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB (h)	5.00%	12/31/2052	2,420	2,532,869
Virginia (State of) Small Business Financing Authority (Transform 66); Series 2017, RB (h)	5.00%	12/31/2049	1,155	1,212,473
				22,612,184
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–3.27%
Energy Northwest (Columbia Generating Station); Series 2020 A, Ref. RB	4.00%	07/01/2039	$ 1,560	$ 1,882,858
Kalispel Tribe of Indians; Series 2018 A, RB (f)	5.00%	01/01/2032	1,350	1,436,575
Seattle (Port of), WA; Series 2012 A, Ref. RB	5.00%	08/01/2032	2,500	2,672,125
Washington (State of);
Series 2004 F, GO Bonds (INS - AMBAC)(b)(g)	0.00%	12/01/2029	5,100	4,465,305
Series 2019 A, GO Bonds (e)	5.00%	08/01/2042	1,850	2,330,186
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,160	1,250,039
Series 2018, RB (e)(j)	5.00%	07/01/2048	4,140	4,448,761
Series 2018, RB	5.00%	07/01/2048	830	880,091
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB (e)(j)	5.00%	08/01/2044	3,635	4,071,927
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	1,030	1,030,618
				24,468,485
West Virginia–0.79%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB (f)	7.50%	06/01/2043	840	826,543
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2010 A, Ref. RB	5.38%	12/01/2038	5,040	5,110,258
				5,936,801
Wisconsin–2.72%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB (f)	6.75%	08/01/2031	900	779,562
Series 2017, RB (f)	6.75%	12/01/2042	2,100	1,831,977
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB (e)	5.00%	03/01/2046	3,420	3,907,213
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (f)	5.13%	06/15/2039	650	579,189
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	5,000	5,229,650
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.50%	05/01/2034	2,000	2,016,760
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (f)	6.38%	01/01/2048	640	528,000
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,655	1,751,271
Series 2018 A, RB	5.35%	12/01/2045	1,655	1,744,420
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.50%	04/01/2032	1,155	1,168,121
Series 2015, Ref. RB	5.75%	04/01/2035	815	839,474
				20,375,637
Wyoming–0.33%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS - BAM)(b)(e)	5.00%	01/01/2047	2,060	2,440,214
TOTAL INVESTMENTS IN SECURITIES(n)–159.02% (Cost $1,097,586,709)					1,190,252,086
FLOATING RATE NOTE OBLIGATIONS–(29.61)%
Notes with interest and fee rates ranging from 0.62% to 1.21% at 05/31/2020 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(o)					(221,655,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(31.14)%					(233,066,997)
OTHER ASSETS LESS LIABILITIES–1.73%					12,984,138
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$748,514,227
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Underlying security related to TOB Trusts entered into by the Trust.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $40,993,605, which represented 5.48% of the Trust’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)	Security subject to the alternative minimum tax.
(i)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $28,321,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(k)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $2,417,500, which represented less than 1% of the Trust’s Net Assets.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(m)	Security subject to crossover refunding.
(n)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.42%

(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2020. At May 31, 2020, the Trust’s investments with a value of $346,778,696 are held by TOB Trusts and serve as collateral for the $221,655,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	111	September-2020	$(15,435,938)	$(21,048)	$(21,048)

(a)	Futures contracts collateralized by $370,000 cash held with Goldman Sachs & Co., the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,190,252,086	$—	$1,190,252,086
Other Investments - Liabilities*
Futures Contracts	(21,048)	—	—	(21,048)
Total Investments	$(21,048)	$1,190,252,086	$—	$1,190,231,038

*	Unrealized appreciation (depreciation).
NOTE 2— Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Trust’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Value Municipal Income Trust